Related Party Transactions - Key Management Personnel (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party [Abstract]
Aggregate wages and salaries	$ 46.8	$ 54.9	$ 46.5
Short-term monetary benefits	0.2	0.2	0.2
Defined contribution pension cost	0.1	0.1	0.1
Management Incentive plan	30.5	22.5	16.5
Key management personnel compensation	$ 77.6	$ 77.7	$ 63.3